Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity
12.  Equity
Return of Capital
During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut’s ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut’s investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut’s investment in Sino-United is accounted for under the equity method and is included in other invested assets.
Common Stock
The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.
Statutory Equity and Income
Each U.S. insurance company’s state of domicile imposes risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.
MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.
In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.
Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.
Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.
As of December 31, 2013, MetLife Insurance Company of Connecticut’s sole foreign insurance subsidiary, MetLife Assurance Limited (“MAL”) was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.
Dividend Restrictions
Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the “Connecticut Commissioner”) and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)” reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.
Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the “Delaware Commissioner”) and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA’s statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Total
	(In millions)
Balance at December 31, 2010	$412	$(70)	$(125)	$217
OCI before reclassifications	2,118	356	(16)	2,458
Income tax expense (benefit)	(747)	(125)	2	(870)
OCI before reclassifications, net of income tax	1,783	161	(139)	1,805
Amounts reclassified from AOCI	(44)	(9)	—	(53)
Income tax expense (benefit)	16	3	—	19
Amounts reclassified from AOCI, net of income tax	(28)	(6)	—	(34)
Balance at December 31, 2011	1,755	155	(139)	1,771
OCI before reclassifications	945	7	88	1,040
Income tax expense (benefit)	(350)	(1)	2	(349)
OCI before reclassifications, net of income tax	2,350	161	(49)	2,462
Amounts reclassified from AOCI	(95)	(3)	—	(98)
Income tax expense (benefit)	35	1	—	36
Amounts reclassified from AOCI, net of income tax	(60)	(2)	—	(62)
Balance at December 31, 2012	2,290	159	(49)	2,400
OCI before reclassifications	(2,039)	(193)	28	(2,204)
Income tax expense (benefit)	671	68	(2)	737
OCI before reclassifications, net of income tax	922	34	(23)	933
Amounts reclassified from AOCI	(55)	(11)	—	(66)
Income tax expense (benefit)	18	4	—	22
Amounts reclassified from AOCI, net of income tax	(37)	(7)	—	(44)
Balance at December 31, 2013	$885	$27	$(23)	$889
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(1)	See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.
Information regarding amounts reclassified out of each component of AOCI, was as follows:

AOCI Components	Amounts Reclassified from AOCI			Statement of Operations and Comprehensive Income (Loss) Location
	Years Ended December 31,
	2013	2012	2011
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$48	$98	$14	Other net investment gains (losses)
Net unrealized investment gains (losses)	16	6	25	Net investment income
Net unrealized investment gains (losses)	2	(12)	10	Net derivative gains (losses)
OTTI	(11)	3	(5)	OTTI on fixed maturity securities
Net unrealized investment gains (losses), before income tax	55	95	44
Income tax (expense) benefit	(18)	(35)	(16)
Net unrealized investment gains (losses), net of income tax	$37	$60	$28
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	—	—	1	Net derivative gains (losses)
Interest rate forwards	9	1	9	Net derivative gains (losses)
Interest rate forwards	1	1	—	Net investment income
Foreign currency swaps	—	1	(2)	Net derivative gains (losses)
Credit forwards	—	—	1	Net derivative gains (losses)
Credit forwards	1	—	—	Net investment income
Gains (losses) on cash flow hedges, before income tax	11	3	9
Income tax (expense) benefit	(4)	(1)	(3)
Gains (losses) on cash flow hedges, net of income tax	$7	$2	$6
Total reclassifications, net of income tax	$44	$62	$34